UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-3534

Name of Fund:  Merrill Lynch U.S.A. Government Reserves

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch U.S.A. Government Reserves, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments


Merrill Lynch U.S.A. Government Reserves


Schedule of Investments as of May 31, 2006                                                                         (In Thousands)
                                                             Face           Interest           Maturity
Issue                                                       Amount            Rate               Date                       Value
U.S. Government Obligations* - 20.8%

U.S. Treasury Bills                                       $   3,500           4.61 %           6/08/2006             $      3,497
                                                              3,500           4.75             6/15/2006                    3,493
                                                              2,000           4.76             9/07/2006                    1,975
                                                              3,500           4.84            11/30/2006                    3,414

U.S. Treasury Notes                                           5,300           2.75             7/31/2006                    5,282
                                                              3,000           2.375            8/31/2006                    2,981
                                                              1,000           2.50            10/31/2006                      990
                                                              1,200           2.625           11/15/2006                    1,187
                                                              4,970           2.875           11/30/2006                    4,916
                                                              1,200           3.125            1/31/2007                    1,184

Total U.S. Government Obligations (Cost - $28,948)                                                                         28,919



      Face
    Amount    Issue
  $  7,000    ABN AMRO Bank N.V., New York Branch, purchased on 5/30/2006 to yield 4.87% to 6/06/2006,
              repurchase price $7,007, collateralized by U.S. Treasury Bills, due 8/24/2006                                 7,000
     6,800    Bank of America Securities LLC, purchased on 5/31/2006 to yield 4.95% to 6/07/2006, repurchase
              price $6,807, collateralized by GNMA, 5.50% due 5/20/2036                                                     6,800
     6,415    Barclays Capital Inc., purchased on 5/31/2006 to yield 4.88% to 6/01/2006, repurchase price $6,416,
              collateralized by U.S. Treasury Notes, 5.625% due 5/15/2008                                                   6,415
     6,800    Citigroup Global Markets, Inc., purchased on 5/31/2006 to yield 4.99% to 6/07/2006, repurchase
              price $6,807, collateralized by GNMA, 6.50% due 4/15/2031                                                     6,800
     7,000    Countrywide Securities Corp., purchased on 5/30/2006 to yield 4.97% to 6/06/2006, repurchase price
              $7,007, collateralized by GNMA, 5% to 6.50% due 3/15/2036 to 5/15/2036                                        7,000
     7,000    Credit Suisse LLC, purchased on 5/30/2006 to yield 4.97% to 6/06/2006, repurchase price $7,007,
              collateralized by GNMA, 6% to 8% due 5/15/2035 to 8/15/2042                                                   7,000
     6,800    Deutsche Bank Securities Inc., purchased on 5/31/2006 to yield 4.98% to 6/07/2006, repurchase
              price $6,807, collateralized by GNMA, 5.50% to 6% due 12/15/2031 to 7/15/2033                                 6,800
     7,000    Goldman Sachs & Company, purchased on 5/04/2006 to yield 4.92% to 6/01/2006, repurchase price
              $7,027, collateralized by U.S. Treasury Bonds, 7.125% due 2/15/2023                                           7,000
     6,800    Greenwich Capital Markets, Inc., purchased on 5/31/2006 to yield 4.98% to 6/07/2006, repurchase price
              $6,807, collateralized by GNMA, 5.33% to 7.50% due 11/15/2010 to 5/20/2036                                    6,800
     6,800    HSBC Securities (USA), Inc., purchased on 5/31/2006 to yield 4.90% to 6/01/2006, repurchase price
              $6,801, collateralized by U.S. Treasury STRIPS+, due 2/15/2028 to 8/15/2028                                   6,800
     7,000    J.P. Morgan Securities Inc., purchased on 5/30/2006 to yield 4.97% to 6/06/2006, repurchase price
              $7,007, collateralized by GNMA, 4.83% to 6.50% due 6/15/2029 to 12/15/2040                                    7,000
     7,000    Lehman Brothers Inc., purchased on 5/30/2006 to yield 4.93% to 6/06/2006, repurchase price $7,007,
              collateralized by GNMA, 4% to 14% due 2/15/2008 to 5/15/2036                                                  7,000
     6,800    Merrill Lynch Government Securities Inc.***, purchased on 5/31/2006 to yield 4.97% to 6/07/2006,
              repurchase price $6,807, collateralized by GNMA, 4.50% to 16% due 7/15/2006 to 10/15/2036                     6,800
     6,800    Mizuho Securities USA, Inc., purchased on 5/31/2006 to yield 4.88% to 6/01/2006, repurchase price
              $6,801, collateralized by U.S. Treasury Bills, due 6/15/2006                                                  6,800
     7,000    Morgan Stanley & Co., Inc., purchased on 5/30/2006 to yield 4.91% to 6/06/2006, repurchase price
              $7,007, collateralized by U.S. Treasury Bills, due 11/09/2006 and U.S. Treasury STRIPS++, due
              5/15/2030                                                                                                     7,000
     6,800    UBS Securities LLC, purchased on 5/31/2006 to yield 4.95% to 6/07/2006, repurchase price $6,807,
              collateralized by GNMA, 4.875% to 11.50% due 6/15/2007 to 12/15/2035                                          6,800

Total Repurchase Agreements (Cost - $109,815)                                                                             109,815

Total Investments (Cost - $138,763**) - 99.9%                                                                             138,734
Other Assets Less Liabilities - 0.1%                                                                                          163
                                                                                                                     ------------
Net Assets - 100.0%                                                                                                  $    138,897
                                                                                                                     ============


  * U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

 ** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $        138,763
                                                   ================
    Gross unrealized appreciation                  $              1
    Gross unrealized depreciation                              (30)
                                                   ----------------
    Net unrealized depreciation                    $           (29)
                                                   ================


*** Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net            Interest
    Affiliate                                     Activity          Income

    Merrill Lynch Government Securities, Inc.     $  1,800         $    44


++  Separately Traded Registered Interest and Principal of Securities (STRIPS).



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S.A. Government Reserves


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S.A. Government Reserves


Date: July 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S.A. Government Reserves


Date: July 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch U.S.A. Government Reserves


Date: July 21, 2006